Inventory	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Inventory

17. Inventory

	At December 31 2022	At December 31 2021
	£’000	£’000

Finished goods and work in progress	232,565	364,585

At each reporting period the Group recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value. Further detail on the estimates made in the calculation of net realizable value is set out in Note 4.2.

As at December 31 the inventory provision is stated as follows:

	At December 31 2022	At December 31 2021
	£’000	£’000

Gross inventory	235,245	369,532
Inventory provision	(2,680)	(4,947)

Inventory	232,565	364,585

During the year £1,175.1 million (2021: £447.2 million, 2020: £161.2 million) was recognized as an expense for inventory carried at net realizable value. This is recognized in cost of sales.

The sensitivity of the inventory provision, based upon a 2% change in the expected selling price of inventory input, is as follows:

	Change in expected selling price estimate	Change in inventory provision 2022	Change in inventory provision 2021
	%	£’000	£’000

Inventory provision	+2	683	1,417
Inventory provision	-2	(1,071)	(1,904)

As at December 31, 2022 inventory of £170.7 million (2021: £273.3 million) was held as security against stocking loans.